LONG-TERM DEBT - Subordinated Stockholder Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Subordinated stockholder debt	$ 2,196	$ 2,381
Subordinated Debt | Subordinated Stockholder Debt
Debt Instrument [Line Items]
Stated interest rate (as percent)	10.00%
Subordinated stockholder debt	$ 2,200	$ 2,400